Investments - Summary of Equity-accounted Investees (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of interests in other entities [line items]
Investments in equity-accounted investees	$ 30	$ 1,173
SQM [member]
Disclosure of interests in other entities [line items]
Principal Activity	Chemicals & Mining
Principal Place of Business and Incorporation	Chile
Proportion of ownership interest and voting rights held		32.00%
Investments in equity-accounted investees		$ 781
APC [member]
Disclosure of interests in other entities [line items]
Principal Activity	Mining
Principal Place of Business and Incorporation	Jordan
Proportion of ownership interest and voting rights held		28.00%
Investments in equity-accounted investees		$ 362
Canpotex [member]
Disclosure of interests in other entities [line items]
Principal Activity	Marketing & Logistics
Principal Place of Business and Incorporation	Canada
Proportion of ownership interest and voting rights held	33.00%	33.00%
Other associates and joint ventures [member]
Disclosure of interests in other entities [line items]
Investments in equity-accounted investees	$ 30	$ 30
Fair value [member] | SQM [member]
Disclosure of interests in other entities [line items]
Investments in equity-accounted investees		2,228
Fair value [member] | APC [member]
Disclosure of interests in other entities [line items]
Investments in equity-accounted investees		$ 618